Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	₨ 267,330.1	$ 3,253.3	₨ 256,088.0
Financial liabilities measured at fair value	122,663.3	1,492.8	91,089.6
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	47,341.7	576.1	65,555.3
Financial liabilities measured at fair value	0.0	0.0
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	38,435.0	467.7	39,360.8
Financial liabilities measured at fair value	97,663.3	1,188.6	78,589.6
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	181,553.4	2,209.5	151,171.9
Financial liabilities measured at fair value	25,000.0	$ 304.2	12,500.0
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	38,435.0		39,360.8
Financial liabilities measured at fair value	97,663.3		78,589.6
Derivative financial instruments [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	0.0
Financial liabilities measured at fair value	0.0
Derivative financial instruments [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	38,435.0		39,360.8
Financial liabilities measured at fair value	97,663.3		78,589.6
Derivative financial instruments [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	0.0
Financial liabilities measured at fair value	0.0
Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	58,656.7		75,824.3
Investments [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	47,341.7		65,555.3
Investments [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	0.0
Investments [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	11,315.0		10,269.0
Finance Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	170,238.4		140,902.9
Finance Receivables [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	0.0
Finance Receivables [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	0.0
Finance Receivables [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	170,238.4		140,902.9
Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	25,000.0		12,500.0
Financial Liabilities [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	0.0
Financial Liabilities [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	0.0		₨ 0.0
Financial Liabilities [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	₨ 25,000.0